SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total cost	$ 10,017	$ 10,696
Accumulated depreciation	6,044	5,614
Total property and equipment, net	3,973	5,082
Property and Machinery [Member]
Property, Plant and Equipment [Line Items]
Total cost	8,107	8,728
Fixtures, Fittings and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	287	294
Land and Building [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 1,623	$ 1,674